Inventories - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [abstract]
Raw materials	$ 121,306	$ 101,270
Finished goods	152,716	138,254	$ 77,041	$ 65,278
Current inventories	$ 274,022	$ 239,524